SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) Customers	Dec. 31, 2019 CNY (¥) Customers	Dec. 31, 2018 CNY (¥) Customers	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Convenience translation rate of USD1.00		6.5250			6.5250
Held-to-maturity securities		¥ 603,775	¥ 145,110
Impairment losses on long-lived assets		0	0	¥ 0
Impairment losses on equity method investments		0	0	0
Revenue recognized that was included in deferred revenue balance		1,297,088	259,384
Remaining performance obligations		2,733,739
Remaining performance obligations, expected to be recognized over the next 12 months		2,724,614
Remaining performance obligations, expected to be recognized over the second 12 months		6,708
Remaining performance obligations, expected to be recognized thereafter		2,417
Government subsidies		6,941	310	400
Cash and cash equivalents		¥ 355,224	¥ 73,967	¥ 33,259	$ 54,440	$ 11,336	¥ 19,294
Percentage of net revenues earned through one customer		10.00%	10.00%	10.00%
Available-for-sale debt investments current		¥ 6,727,493	¥ 1,328,342
Available-for-sale debt investments noncurrent	[1]	525,373	1,181,693
Capitalized contract costs		77,668	64,805
Capitalized Contract Cost, Impairment Loss		¥ 0	¥ 0	¥ 0
Operating Lease, Term		9 years			9 years
Uncertain income tax position		An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Allowance for credit losses		¥ 0
Minimum [Member]
Equity method investment, ownership percentage		20.00%			20.00%
Maximum [Member]
Equity method investment, ownership percentage		50.00%	40.00%		50.00%	40.00%
Selling and marketing expense [Member]
Capitalized contract costs amortization		¥ 185,787	¥ 156,710	¥ 0
Other Income [Member]
Value added tax exemption income		¥ 256,378
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate		3.00%			3.00%
Small Scale VAT Payer Entities [Member] | Educational services [Member] | March 1, 2020 to December 31, 2021
Preferential value added tax rate		1.00%			1.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate		6.00%			6.00%
Revenue Benchmark
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customers		0	0	0
CNY
Cash and cash equivalents		¥ 151,009	¥ 11,677

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments described in Note 2.